5. PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Land	$ 12,340	$ 452,753
Buildings and Equipment	448,664	440,413
Leasehold improvements	45,000
Furniture, Fixtures and Equipment		0
Property and Equipment , gross	506,004	452,753
Less: Accumulated Depreciation	(16,097)	0
Property and Equipment, net	$ 489,907	$ 452,753